BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
Series E convertible preferred stock, par value					$ 0.00001	$ 0.00001
Series E convertible preferred stock, shares designated					735	735
Series E convertible preferred stock, shares issued					0.00000000	548.26078125
Series E convertible preferred stock, shares outstanding					0.00000000	548.26078125
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	7,000	7,000	7,000		7,000	7,000
Preferred Stock, shares designated					272	272
Preferred Stock, issued	0	0	0		0	204
Preferred stock, outstanding	0	0	0		0	204
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Common stock, shares issued	26,826,157	12,820,102	12,820,102	2,959,871	2,959,914	455,281
Common stock, shares outstanding	26,826,157	12,820,102	12,820,102	2,959,871	2,959,914	455,281